UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

           Read instructions at the end of Form before preparing Form.


1.       Name and Address of issuer:

         First Investors Global Fund, Inc.
         95 Wall Street
         New York, NY 10005

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [X]

3.       Investment Company Act File Number:
            811-3169

         Securities Act File Number:
            2-71911

4(a).    Last day of fiscal year for which this Form is filed:
         9/30/01

4(b).    / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

 4(c).   / / Check box if this is the last time the issuer will be filing this
             Form.

 5.      Calculation of registration fee:

         (i)     Aggregate  sale  price  of
                 securities sold during the
                 fiscal year pursuant to
                 section 24(f):                                  $59,261,005.16
                                                                 --------------

         (ii)    Aggregate price of
                 securities redeemed or
                 repurchased during the
                 fiscal year:                   $40,805,379.02
                                                --------------

         (iii)   Aggregate price of
                 securities redeemed or
                 repurchased during any
                 prior fiscal year ending no
                 earlier than October 11,
                 1995 that were not
                 previously used to reduce
                 registration fees payable
                 to the Commission:             $-0-
                                                --------------

         (iv)    Total available redemption
                 credits [add Items 5(ii)
                 and 5(iii)]:                                    $40,805,379.02
                                                                 --------------

         (v)     Net sales -- if Item 5(i)
                 is greater than Item 5(iv)
                 [subtract Item 5(iv) from
                 Item 5(i)]:                                     $18,455,626.14
                                                                 --------------

         (vi)    Redemption credits
                 available for use in future
                 years if Item 5(i) is less
                 than Item 5(iv) [subtract
                 Item 5(iv) from Item 5(i)]:    $(-0-)
                                                --------------

         (vii)   Multiplier for determining
                 registration fee (See
                 Instruction C.9):                               X .000239
                                                                 --------------

         (viii)  Registration fee due
                 [multiply Item 5(v) by Item
                 5(vii)] (enter "0" if no
                 fee is due):

6.       Prepaid Shares                                          =$4,410.89
                                                                 ==============

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See instruction D):

                                                                 +$-0-
                                                                 --------------

8.       Total of the amount of the registration fee due plus
         any interest due [line 5(viii) plus line 7]:
                                                                 =$4,410.89
                                                                   ============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                                December 18, 2001
                        Method of delivery:
                                        /X/   Wire Transfer
                                        / /   Mail or other means

                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.


By --------------------------------
    C. Durso,
    Vice President and Secretary


Date: December 20, 2001
      -----------------------------